Guarantees and Commitments	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Guarantees [Text Block]
Guarantees and Commitments
Guarantees
Guarantees are defined as contracts or indemnification agreements that contingently require us to make payments to third parties based on changes in the underlying agreements with the guaranteed parties. The following summarizes our outstanding guarantees, including those of our discontinued operations, made to third parties on our Consolidated Balance Sheet, for the periods shown.

	2012		2011
December 31, ($ in millions)	Maximum liability	Carrying value of liability	Maximum liability	Carrying value of liability
Default automotive repurchases	$1,897	$—	$1,600	$—
Standby letters of credit and other guarantees	274	44	333	88

Default Automotive Repurchases
Certain of our discontinued international automotive financing businesses provide certain investors in our on-balance sheet arrangements (securitizations) and whole-loan transactions with repurchase commitments for loans that become contractually delinquent within a specified time from their date of origination or purchase. The maximum obligation represents the principal balance for loans sold that are covered by these stipulations. Refer to Note 10 for further information regarding our securitization trusts.
Standby Letters of Credit
Our Commercial Finance Group issues standby letters of credit to customers that represent irrevocable guarantees of payment of specified financial obligations. Third-party beneficiaries primarily utilize standby letters of credit as insurance in the event of nonperformance by our customers. Assets of the customers (e.g., trade receivables, inventory, and cash deposits) generally collateralize letters of credit. Expiration dates on letters of credit range from certain ongoing commitments that will expire during the upcoming year to terms of several years for certain letters of credit.
If nonperformance by a customer occurs for letters of credit, we can be liable for payment of the letter of credit to the beneficiary with our likely recourse being a charge back to the customer or liquidation of the collateral. The majority of customers with whom we have letter of credit exposure fall into the “acceptable” risk-rating category of our Commercial Finance Group's internal risk-rating system. This category is essentially at the midpoint of our risk rating classifications.
Commitments
Financing Commitments
The contractual commitments were as follows.

December 31, ($ in millions)	2012	2011
Commitments to
Sell mortgages or securities (a)	$6,282	$12,632
Originate/purchase mortgages or securities (a)	4,249	6,741
Provide capital to investees (b)	86	56
Provide retail automotive receivables to third-parties (c)	425	1,779
Warehouse and construction-lending commitments (d)	100	1,018
Home equity lines of credit (e)	411	2,234
Unused revolving credit line commitments (f)	668	1,304

(a)	Amounts primarily include commitments accounted for as derivatives.

(b)
We are committed to contribute capital to certain private equity funds. The fair value of these commitments is considered in the overall valuation of the underlying assets with which they are associated.

(c)
Certain of our discontinued international automotive financing businesses are committed to provide retail automotive receivables to third-party banks in exchange for secured debt. The transaction does not meet the definition of a sale.

(d)	The fair value of these commitments is considered in the overall valuation of the related assets.

(e)
We are committed to fund the remaining unused balances on home equity lines of credit for certain home equity loans sold into securitization structures (both on- and off-balance sheet structures) if certain deal-specific triggers are met. At December 31, 2012, the commitments to fund home equity lines of credit in off-balance sheet securitizations represented $0 million of the total unfunded commitments.

(f)	The unused portion of revolving lines of credit reset at prevailing market rates and, as such, approximate market value.
The mortgage-lending and revolving credit line commitments contain an element of credit risk. Management reduces its credit risk for unused mortgage-lending and unused revolving credit line commitments by applying the same credit policies in making commitments as it does for extending loans. We typically require collateral as these commitments are drawn.
Lease Commitments
Future minimum rental payments required under operating leases, primarily for real property, with noncancelable lease terms expiring after December 31, 2012, are as follows.

Year ended December 31, ($ in millions)
2013	$70
2014	62
2015	50
2016	29
2017	18
2018 and thereafter	23
Total minimum payment required	$252

Certain of the leases contain escalation clauses and renewal or purchase options. Rental expenses under operating leases were $63 million, $79 million, and $84 million in 2012, 2011, and 2010, respectively.
Contractual Commitments
We have entered into multiple agreements for information technology, marketing and advertising, and voice and communication technology and maintenance. Many of the agreements are subject to variable price provisions, fixed or minimum price provisions, and termination or renewal provisions.

Year ended December 31, ($ in millions)
2013	$253
2014 and 2015	159
2016 and 2017	74
2018 and thereafter	25
Total future payment obligations	$511